EQUITY ISSUANCES AND REPURCHASES - Share Repurchase Program (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended			13 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Equity, Class of Treasury Stock [Line Items]
Common units repurchased and canceled			$ 495	$ 5,970	$ 0	$ 6,500
Limited Partner | Common Units
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share repurchase program			$ 25,000			$ 25,000
Stock Repurchase Program, Period in Force	2 years
Repurchase of units	496,000	38,000	534,000